Income Taxes (Detail 2) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Deferred Tax Assets:
Accrued Liabilities	$ 1,361,612	$ 722,899
Intangibles	2,476,386	3,115,849
Fixed Assets	6,686	2,988
NOL Carryforwards	10,331,722	7,773,560
Inventory Reserve	0	3,705
Allowance for Doubtful Accounts	7,599	16,281
Gross Deferred Tax Asset	14,184,005	11,635,282
Valuation Allowance	(14,052,737)	(11,436,475)
Net Deferred Tax Assets	131,268	198,807
Deferred Tax Liabilities:
Acquired Contracts Intangibles	(131,268)	(198,807)
Gross Deferred Liabilities	(131,268)	(198,807)
Net Deferred Tax Assets (Liabilities)	$ 0	$ 0